Fair Value Measurements - Additional Information (Details)	Dec. 31, 2020 USD ($)
Cash [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-in-trust, Current	$ 4,492
US Treasury Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets Held-in-trust, Current	$ 508,640,857